Intangible Assets, Net - Schedule of Intangible Assets (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Finite-Lived Intangible Liabilities [Line Items]
Less: accumulated amortization and impairment	$ (905)
Exchange difference	(25)
Intangible assets, net	7,462
Licenses [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	8,059	[1]
Game copyright [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	$ 333

[1]	* Licenses mainly consist of the Internet Audio/Video Program Transmission License, which is a requisite permit according to government regulations for the Group's business operation such as live video service.